Cover	Jan. 30, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 5, 2026, K2 Capital Acquisition Corp. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Original Report”) to report an audited balance sheet as of January 30, 2026, reflecting the consummation of the Company’s initial public offering (the “IPO”) of 13,800,000 units (the “Public Units”) at a price of $10.00 per Public Unit, generating gross proceeds of $138,000,000, and the simultaneous closing of a private placement (the “Private Placement”) of 326,876 units (the “Private Units”) at a price of $8.00 per Private Unit. In connection with the closing of the IPO and the Private Placement, a total of $138,000,000 was deposited in a trust account (the “Trust Account”) maintained by Vstock Transfer LLC, acting as trustee, for the benefit of the Company’s public shareholders.
Document Period End Date	Jan. 30, 2026
Entity File Number	001-43086
Entity Registrant Name	K2 Capital Acquisition Corp.
Entity Central Index Key	0002086524
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	244 Fifth Avenue
Entity Address, Address Line Two	Suite #1833
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	236
Local Phone Number	521-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value of $0.0001, and one right to receive one-fifth (1/5) of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value of $0.0001, and one right to receive one-fifth (1/5) of one Class A ordinary share
Trading Symbol	KTWOU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	KTWO
Security Exchange Name	NASDAQ
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	KTWOR
Security Exchange Name	NASDAQ